Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Hedging Relationships [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on long-term debt	$ 29	$ 113	$ 179
Fair Value Hedging Relationships [Member] | Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on interest rate swaps	(29)	(113)	(179)
Cash Flow Hedging [Member] | Cross-Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	528	813	432
Cash Flow Hedging [Member] | Interest Rate Locks [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	(128)	0	0
Cash Flow Hedging [Member] | Interest Rate Locks [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income (expense) reclassified from accumulated Other Comprehensive Income into income	(44)	(46)	(43)
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	$ 0	$ (2)	$ 5